IFRS 7 Disclosure (Tables)	12 Months Ended
Oct. 31, 2019
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Wholesale Rankings of 22 Grade Internal Risk Ratings with Ratings Used by S&P and Moody's	The following table aligns the relative rankings of our
22-grade
internal risk ratings with the external ratings used by S&P and Moody’s.

Internal ratings map*	Table 4 2

PD Bands

Ratings	Business and Bank	Sovereign	BRR	S&P	Moody’s	Description
1	0.0000% – 0.0300%	0.0000% – 0.0155%	1+	AAA	Aaa	Investment Grade
2	0.0000% – 0.0300%	0.0156% – 0.0265%	1H	AA+	Aa1
3	0.0301% – 0.0375%	0.0266% – 0.0375%	1M	AA	Aa2
4	0.0376% – 0.0490%		1L	AA-	Aa3
5	0.0491% – 0.0650%		2+H	A+	A1
6	0.0651% – 0.0810%		2+M	A	A2
7	0.0811% – 0.1120%		2+L	A-	A3
8	0.1121% – 0.1800%		2H	BBB+	Baa1
9	0.1801% – 0.2620%		2M	BBB	Baa2
10	0.2621% – 0.3845%		2L	BBB-	Baa3
11	0.3846% – 0.6480%		2-H	BB+	Ba1	Non-investment Grade
12	0.6481% – 0.9625%		2-M	BB	Ba2
13	0.9626% – 1.4070%		2-L	BB-	Ba3
14	1.4071% – 2.1785%		3+H	B+	B1
15	2.1786% – 3.4210%		3+M	B	B2
16	3.4211% – 5.2775%		3+L	B-	B3
17	5.2776% – 7.9410%		3H	CCC+	Caa1
18	7.9411% – 11.4475%		3M	CCC	Caa2
19	11.4476% – 19.6535%		3L	CCC-	Caa3
20	19.6536% – 99.9990%		4	CC	Ca
21	100%		5	C	C	Impaired
22	100%		6	D	C
* This table represents an integral part of our 2019 Annual Consolidated Financial Statements.

Summary of Retail PD Bands to Various Risk Levels	The following table maps PD bands to various risk levels for retail exposures:

Internal ratings map*	Table 4 3

PD bands	Description
0.000% – 1.718%	Low risk
1.719% – 6.430%	Medium risk
6.431% – 99.99%	High risk
100%	Impaired/Default
* This table represents an integral part of our 2019 Annual Consolidated Financial Statements.

Summary of Market Risk VaR and Market Risk SVaR
The following table presents our Market risk VaR and Market risk SVaR figures for 2019 and 2018.

Market risk VaR*	Table 5 2

	October 31, 2019				October 31, 2018
		For the year ended				For the year ended

(Millions of Canadian dollars)	As at	Average	High	Low	As at	Average	High	Low
Equity	$22	$19	$32	$11	$34	$14	$40	$6
Foreign exchange	3	4	13	2	12	4	12	2
Commodities	2	2	4	1	2	2	3	1
Interest rate (1)	13	14	19	11	15	17	30	10
Credit specific (2)	5	5	6	4	5	5	6	4
Diversification (3)	(17)	(17)	n.m	n.m.	(29)	(17)	n.m.	n.m.
Market risk VaR	$28	$27	$45	$15	$39	$25	$44	$13
Market risk Stressed VaR	$85	$106	$161	$76	$91	$79	$149	$40

*	This table represents an integral part of our 2019 Annual Consolidated Financial Statements.
(1)	General credit spread risk and funding spread risk associated with uncollateralized derivatives are included under interest rate VaR.
(2)	Credit specific risk captures issuer-specific credit spread volatility.
(3)	Market risk VaR is less than the sum of the individual risk factor VaR results due to portfolio diversification.
n.m.	not meaningful

Summary of Market Risk Structural Interest Rate Sensitivities Measures

Market risk – SIRR measures*	Table 5 3

	2019						2018
	EVE risk			NII risk (1)
(Millions of Canadian dollars)	Canadian dollar impact	U.S. dollar impact (2)	Total	Canadian dollar impact	U.S. dollar impact (2)	Total	EVE risk	NII risk (1)
Before-tax impact of:
100 bps increase in rates	$(1,151)	$(205)	$(1,356)	$351	$128	$479	$(1,140)	$505
100 bps decrease in rates	1,027	(107)	920	(486)	(151)	(637)	755	(582)
Before-tax impact of:
200 bps increase in rates	$(2,311)	$(690)	$(3,001)	$620	$247	$867	$(2,407)	$923
200 bps decrease in rates	2,030	(86)	1,944	(1,071)	(285)	(1,356)	1,067	(1,370)

*	This table represents an integral part of our 2019 Annual Consolidated Financial Statements.
(1)	Represents the 12-month NII exposure to an instantaneous and sustained shift in interest rates.
(2)	Represents the impact on the SIRR portfolios held in our City National and U.S. banking operations.

Summary of Long-Term Funding Sources

Long-term funding sources*	Table 5 7

	As at

(Millions of Canadian dollars)	October 31 2019	October 31 2018
Unsecured long-term funding	$94,662	$102,325
Secured long-term funding	63,853	64,843
Subordinated debentures	9,788	9,397
	$168,303	$176,565

*	This table represents an integral part of our 2019 Annual Consolidated Financial Statements.

Summary of Contractual Maturities of Financial Liabilities and Off-Balance Sheet Items - Undiscounted Basis

Contractual maturities of financial liabilities and off-balance sheet items – undiscounted basis*	Table 6 4

	As at October 31, 2019
(Millions of Canadian dollars)	On demand	Within 1 year	1 year to 2 years	2 years to 5 years	5 years and greater	Total
Financial liabilities
Deposits (1)	$406,042	$315,398	$50,218	$83,651	$30,560	$885,869
Other
Acceptances	–	18,091	–	–	–	18,091
Obligations related to securities sold short	–	35,125	–	–	–	35,125
Obligations related to assets sold under repurchase agreements and securities loaned	5,977	220,592	4	–	–	226,573
Other liabilities	617	31,794	190	640	8,512	41,753
Subordinated debentures	–	–	–	316	9,499	9,815
	412,636	621,000	50,412	84,607	48,571	1,217,226
Off-balance sheet items
Financial guarantees (2)	$16,608	$–	$–	$–	$–	$16,608
Lease commitments	–	805	719	1,619	3,032	6,175
Commitments to extend credit (2)	226,021	38,148	6	1	–	264,176
	242,629	38,953	725	1,620	3,032	286,959
Total financial liabilities and off-balance sheet items	$655,265	$659,953	$51,137	$86,227	$51,603	$1,504,185

	As at October 31, 2018
(Millions of Canadian dollars)	On demand	Within 1 year	1 year to 2 years	2 years to 5 years	5 years and greater	Total
Financial liabilities
Deposits (1), (3)	$382,847	$287,928	$52,108	$91,154	$24,240	$838,277
Other
Acceptances	–	15,657	5	–	–	15,662
Obligations related to securities sold short	–	32,222	–	–	–	32,222
Obligations related to assets sold under repurchase agreements and securities loaned	7,240	199,574	–	–	–	206,814
Other liabilities (3)	1,753	28,568	98	383	7,700	38,502
Subordinated debentures	–	103	–	318	8,710	9,131
	391,840	564,052	52,211	91,855	40,650	1,140,608
Off-balance sheet items
Financial guarantees (2)	$15,502	$–	$–	$–	$–	$15,502
Lease commitments	–	784	695	1,517	2,814	5,810
Commitments to extend credit (2)	224,058	38,528	2	29	–	262,617
	239,560	39,312	697	1,546	2,814	283,929
Total financial liabilities and off-balance sheet items	$631,400	$603,364	$52,908	$93,401	$43,464	$1,424,537

*	This table represents an integral part of our 2019 Annual Consolidated Financial Statements.
(1)	A major portion of relationship-based deposits are repayable on demand or at short notice on a contractual basis while, in practice, these customer balances form a core base for our operations and liquidity needs, as explained in the preceding Deposit and funding profile.
(2)	We believe that it is highly unlikely that all or substantially all of these guarantees and commitments will be drawn or settled within one year, and contracts may expire without being drawn or settled. The management of the liquidity risk associated with potential extensions of funds is outlined in the preceding Risk measurement section.
(3)
Commencing Q4 2019, the accrued interest payable recorded on certain deposits carried at FVTPL previously presented in deposits is presented in other liabilities. Amounts have been reclassified to conform with this presentation.